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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001 Check here if Amendment [ ]; Amendment Number:
                                                   -----------------------

                        This Amendment (Check only one.):
                        [_]    is a restatement.
                        [_]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Plaza Advisors LLC
Address:          c/o Akin, Gump, Strauss, Hauer & Feld, L.L.P.
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:  28-06227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Hal Goldstein
Title:             Vice President

Signature, Place, and Date of Signing:

/S/ HAL GOLDSTEIN
-----------------------------------------------------------------------
[Signature]
New York, New York
-----------------------------------------------------------------------
[City, State]
August 14, 2001
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]            13F  NOTICE.  (Check  here if no  holdings  reported  are in this
               report,   and  all  holdings  are  reported  by  other  reporting
               manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         6

Form 13F Information Table Value Total:

         $ 100,301 (thousands)

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                    NONE


                                                          Plaza Advisors LLC
                                                      Form 13F Information Table
                                                     Quarter Ended June 30, 2001

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer  Title     CUSIP   Value (x   Shrs or   SH/PRN   Put/ Investment Discretion    Other          Voting Authority
--------------  ------    -----   ---------  --------  ------   ---- ---------------------    -----          ----------------
               of Class            $1000)    prn amt           Call  Sole   Shared    None   Managers    Sole     Shared      None
               --------            ------    -------           ----  ----   ------    ----   --------    ----     ------      ----
------------------------------------------------------------------------------------------------------------------------------------

CADIZ INC         COM   127537108  2,775       277,500  SH           SOLE                                277,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COVANTA ENERGY
CORP
                  COM   22281N103  2,304       124,800  SH           SOLE                                124,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENDOREX CORP    COM NEW 29264N307    458       476,758  SH           SOLE                                476,758
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC   COM   45245W109 62,420     1,182,200  SH           SOLE                              1,182,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MARVEL ENTER-
PRISES INC        COM   57383M108    246        81,031  SH           SOLE                                 81,031
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NEOSE TECHNO-
LOGIES INC        COM   640522108 32,098       713,285  SH           SOLE                                713,285
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  6 DATA RECORDS         100,301                              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED